LOANS AND FINANCING - Additional Disclosures (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
LOANS AND FINANCING
Loans and financing		R$ 13,138,823			R$ 13,367,841
Notional value		12,958,565			R$ 13,178,457
Gerdau Aominas
LOANS AND FINANCING
Amount of outstanding balance credit facility	$ 70	282,000
GUSAP III LP
LOANS AND FINANCING
Bonds issued		2,015,000	$ 500
Global Credit Line
LOANS AND FINANCING
Loans and financing		241,800
Amount of outstanding balance credit facility		60,000
Maximum borrowing capacity		R$ 3,224,000		R$ 800,000